OPERATING PROFIT (Tables)	12 Months Ended
Dec. 31, 2022
GROUP INCOME STATEMENT
Schedule of expenses

	2022	2021	2020
	$ million	$ million	$ million
Revenue	5,215	5,212	4,560
Cost of goods sold[1]	(1,540)	(1,543)	(1,396)
Gross profit	3,675	3,669	3,164
Research and development expenses[2]	(345)	(356)	(307)
Selling, general and administrative expenses:
Marketing, selling and distribution expenses	(2,066)	(2,013)	(1,773)
Administrative expenses[3,4,5,6]	(814)	(707)	(789)
	(2,880)	(2,720)	(2,562)
Operating profit	450	593	295
1	2022 includes $4m charge relating to legal and other items, $20m charge relating to restructuring and rationalisation expenses and $5m charges relating to acquisition and disposal-related items (2021: $7m charge relating to legal and other items and $29m charge relating to restructuring and rationalisation expenses, 2020: $6m charge relating to legal and other items and $15m charge relating to restructuring and rationalisation expenses).
2	2022 includes $35m charge relating to legal and other items (2021: $39m, 2020: $28m), $5m charge relating to acquisition and disposal related items (2021: $7m, 2020: $nil) and $5m charge relating to restructuring and rationalisation expenses (2021: $nil, 2020: $nil).
3	2022 includes $56m of amortisation of software and other intangible assets (2021: $65m, 2020: $63m).
4	2022 includes $205m of amortisation and impairment of acquisition intangibles and $142m of restructuring and rationalisation expenses (2021: $172m of amortisation and impairment of acquisition intangibles and $84m of restructuring and rationalisation expenses, 2020: $171m of amortisation and impairment of acquisition intangibles and $109m of restructuring and rationalisation expenses).
5	2022 includes $36m charge relating to legal and other items (2021: $5m charge, 2020: $55m charge).
6	2022 includes $6m credit relating to acquisition and disposal-related items (2021: $nil, 2020: $4m charge).

Note that items detailed in 1, 2, 4, 5 and 6 are excluded from the calculation of trading profit, the segments’ profit measure.

Operating profit is stated after charging/(crediting) the following items:

	2022	2021	2020
	$ million	$ million	$ million
Other operating income	(7)	(35)	–
Amortisation of intangible assets	229	237	234
Impairment of intangible assets	39	2	12
Impairment of property, plant and equipment	30	1	5
Fair value remeasurement of trade investments	–	1	–
Depreciation of property, plant and equipment[1]	319	326	311
Loss on disposal of property, plant and equipment and intangible assets	11	14	34
Advertising costs	92	81	66
1	The 2022 depreciation charge includes $56m (2021: $56m, 2020: $51m) related to right-of-use assets.

In 2022, other operating income comprises insurance recoveries for ongoing metal-on-metal hip claims of $7m (2021: $35m, 2020: $nil). In 2022, $7m (2021: $35m, 2020: $nil) of other operating income was included with legal and other items, as explained in Note 2.6, and does not form part of trading profit, the segments’ profit measure.

3.1 Staff costs and employee numbers

Staff costs during the year amounted to:

		2022	2021	2020
	Notes	$ million	$ million	$ million
Wages and salaries		1,565	1,562	1,392
Social security costs		215	223	190
Pension costs (including retirement healthcare)	18	88	93	78
Share-based payments	22	40	41	26
		1,908	1,919	1,686

During the year ended 31 December 2022, the average number of employees was 19,094 (2021: 18,976, 2020: 18,581).

3.2 Audit Fees – information about the nature and cost of services provided by the auditor

	2022	2021	2020
	$ million	$ million	$ million
Audit services:
Group accounts	7.2	5.5	5.0
Local statutory audit pursuant to legislation	2.2	2.0	2.0
Other services:
Audit-related services	0.4	0.1	0.4
Total auditor’s remuneration	9.8	7.6	7.4
Arising:
In the UK	5.3	3.5	3.6
Outside the UK	4.5	4.1	3.8
	9.8	7.6	7.4